Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited financial statements are issued. The Company has evaluated all events or transactions that occurred after March 31, 2026, up through June 29, 2026, the Company issued the unaudited consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

Bank borrowings

New borrowings

As the date the unaudited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $9,960,373 (RMB 68,706,650) with interest rates ranging from 2.31%~3.00%.